SUBSEQUENT EVENTS - Fuel Consumption Account (Details) - Fuel Consumption Account (CCC) Credits - Eletrobras Amazonas Distribuicao de Energia S.A. R$ in Thousands	Mar. 19, 2019 BRL (R$)
SUBSEQUENT EVENTS
Fuel consummation credits	R$ 1,591,670
Amount to be received	R$ 1,357,794